Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
NOTE 13: CASH AND CASH EQUIVALENT

(€‘000)	As at 31 December,
	2019	2018
Cash at bank and on hand	39,338	40,542

Total	39,338	40,542

Cash at banks earn interest at floating rates based on daily bank deposit rates.
The credit quality of cash and cash equivalents and short-term cash deposit balances may be categorized between
A-1
and A+ based on Standard and Poor’s rating at December 31, 2019.